STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																3 Months Ended			12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 19, 2020	Dec. 16, 2020	Dec. 03, 2020	Nov. 18, 2020	Sep. 23, 2020	Sep. 03, 2020	Jun. 24, 2020	May 06, 2020	Dec. 21, 2019	Dec. 19, 2019	Oct. 10, 2019	Jun. 28, 2019	Apr. 07, 2016	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 28, 2021	Jun. 24, 2021	Dec. 31, 2016	Sep. 24, 2007
Class of Stock [Line Items]
Number of common shares authorized		350,000,000														550,000,000			350,000,000	350,000,000		550,000,000
Common stock par value		$ 0.001														$ 0.001			$ 0.001	$ 0.001
Common stock, issued		230,498,005														245,315,000			230,498,005	205,277,990			1,500,000
Common stock, outstanding		230,498,005														235,165,000			230,498,005	205,277,990
Preferred stock shares authorized		50,000														50,000			50,000	50,000
Preferred stock shares issued		1,000														1,000			1,000	1,000
Voting rights																					Voting Rights to include: the right to vote in an amount equal to 51% of the total vote with respect to any proposal relating to (a) increasing the authorized share capital of the Company
Issued shares for services, value																$ 866,724	$ 471,000	$ 92,301	$ 2,033,599	$ 969,550
Prepaid expenses		$ 222,167																	222,167
Notes Payable Related Party [Member] | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation vesting rights, description			All options are vested immediately
Number of shares authorized to issued			4,500,664
Share price			$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			2 years
Omnibus Stockand Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance																									60,000
Employee Stock Option Profit Sharing Plan [Member]
Class of Stock [Line Items]
Compensation expense																			$ 0	$ 150,000
Number of allocated shares		23,500,000																	23,500,000	23,500,000
Number of suspense shares		0																	0	0
Number of common shares issued, value		$ 2,350,000																	$ 2,350,000	$ 878,900
Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued for services, shares	3,000,000
Employees [Member]
Class of Stock [Line Items]
Shares issued for services, shares											5,000,000
Issued shares for services, value											$ 150,000
Compensation expense																				$ 150,000
Number of common shares issued																				5,000,000
Notes Payable Related Party [Member]
Class of Stock [Line Items]
Shares issued for services, shares			4,663,705
Issued shares for services, value			$ 510,676
Note issuances
Class of Stock [Line Items]
Shares issued for services, shares		184,840	2,500,000	3,000,000	3,000,000	10,000,000	1,500,000	500,000	1,500,000	3,040,000	15,500,000	8,000,000	1,000,000	5,000,000
Issued shares for services, value			$ 161,875	$ 249,674	$ 322,500	$ 1,158,000		$ 20,750	$ 30,000	$ 60,800	$ 389,050	$ 168,000	$ 25,000	$ 262,500
Share based compensation vesting rights, period																				2 years
Share based compensation vesting rights, percentage																				10.00%
Note issuances | Maximum [Member]
Class of Stock [Line Items]
Share based compensation vesting rights, period																				2 years
Share based compensation vesting rights, percentage																				20.00%
Share based compensation vesting rights, description																				Full vesting after six years of Service
Note issuances | Subsequent Event [Member]
Class of Stock [Line Items]
Prepaid expenses	$ 222,167																$ 222,167
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized															1,000	50,000								1,000
Preferred stock shares issued															1,000
Voting rights															Super voting power, wherein the